Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Loans Issued and Guarantees Granted (Detail) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
Loans (Transactions with Subsidiaries, Joint Ventures and Associates)
Loans outstanding, beginning of period		€ 214 [1]	€ 228
Movement in loans during the period		104	(19)
Changes in the group of consolidated companies		0	0
Exchange rate changes/other		(192)	5
Loans outstanding, end of period	[1]	126	214
Other credit risk related transactions:
Allowance for loan losses		0	0
Provision for loan losses		0	0
Guarantees and commitments		€ 130	€ 42

[1]	There were no past due loans as of June 30, 2021 and December 31, 2020. For the above loans, the Group held collateral of € 5 million and € 5 million as of June 30, 2021 and December 31, 2020, respectively.